Non-current assets and liabilities held for sale and discontinued operations (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Accounts receivable	$ 2,600	$ 3,663
Inventories	3,926	3,349
Other current assets	538	628
Investments in associates and joint ventures	3,568	3,696	$ 2,940
Other non-current assets	267	276
Total assets	99,184	99,014
Liabilities
Suppliers and contractors	4,041	3,630
Other current liabilities	1,604	1,197
Other non-current liabilities	1,463	1,725
Total liabilities	54,412	57,990
Discontinued operations
Assets
Accounts receivable		92
Inventories		389
Other current assets		221
Investments in associates and joint ventures		90
Property, plant and equipment and Intangible		7,115
Other non-current assets		682
Total assets		8,589
Liabilities
Suppliers and contractors		321
Other current liabilities		205
Other non-current liabilities		564
Total liabilities		1,090
Net non-current assets held for sale		7,499
Discontinued operations | Fertilizers
Assets
Accounts receivable	90	86
Inventories	460	387
Other current assets	110	107
Investments in associates and joint ventures	83	90
Property, plant and equipment and Intangible	2,149	2,694
Other non-current assets	695	679
Total assets	3,587	4,043
Liabilities
Suppliers and contractors	324	280
Other current liabilities	215	192
Other non-current liabilities	640	559
Total liabilities	1,179	1,031
Net non-current assets held for sale	$ 2,408	3,012
Discontinued operations | Nacala
Assets
Accounts receivable		6
Inventories		2
Other current assets		114
Property, plant and equipment and Intangible		4,064
Other non-current assets		3
Total assets		4,189
Liabilities
Suppliers and contractors		41
Other current liabilities		13
Other non-current liabilities		5
Total liabilities		59
Net non-current assets held for sale		4,130
Discontinued operations | Shipping assets
Assets
Property, plant and equipment and Intangible		357
Total assets		357
Liabilities
Net non-current assets held for sale		$ 357